Financial liabilities designated at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Debt securities	£ 48,388	£ 29,423
Repurchase agreements and other similar secured borrowing	12,769	10,443
Subordinated debt	32,185	32,005	£ 33,425
Other financial liabilities	4,592	2,810
Financial liabilities designated at fair value	251,131	249,626
Cumulative own credit net loss recognised	960	954
Contractual amount due on maturity
Disclosure of financial liabilities [line items]
Debt securities	61,333	57,650
Deposits	29,836	22,120
Repurchase agreements and other similar secured borrowing	168,144	177,513
Subordinated debt	613	0
Other financial liabilities	0	237
Financial liabilities designated at fair value	259,926	257,520
Fair value
Disclosure of financial liabilities [line items]
Debt securities	53,164	50,216
Deposits	29,409	21,718
Repurchase agreements and other similar secured borrowing	168,075	177,455
Subordinated debt	483	0
Other financial liabilities	0	237
Financial liabilities designated at fair value	£ 251,131	249,626
Fair value | Previously stated
Disclosure of financial liabilities [line items]
Subordinated debt		£ 221